Members’ Capital (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Aug. 01, 2018
IfrsStatementLineItems [Line Items]
Number of common shares issued		1,153,095
G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued				6,600,000
Loss on impairment				$ 1,574,761
Subscription Description			GR Unlimited issued, 3,771,023 units (the “GR Units”) containing one Common Unit and one GR Unlimited purchase warrant (the “GR Warrant”) for gross proceeds of CAD$1,646,050 ($1,274,516), of which $360,818 was allocated to the GR Warrants. Upon close of the Transaction, the GR Units were automatically converted into 3,771,023 common units of GR Unlimited (3,771,023 common shares of the Company) and 3,771,023 warrants of GR Unlimited (3,771,023 warrants of the Company).
Two Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 100,000
Number of common shares issued	462,500
Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount					$ 50,000
Interest rate					30.00%
Convertible Promissory Note [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 100,000
Uncertified common units			126.13
Number of common shares issued			485,379
Accrued and unpaid interest			$ 22,438
Second Convertible Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Principal amount	$ 50,000
Uncertified common units	89.8
Convertible Promissory Notes One [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 1,000,000
Uncertified common units			1,144.15
Number of common shares issued			4,782,284
Accrued and unpaid interest			$ 248,958
Convertible Promissory Notes Two [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Principal amount			$ 50,000
Uncertified common units			52.06
Number of common shares issued			198,214
Accrued and unpaid interest			$ 7,644
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized		20,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Common units, authorized		750
Common Units [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			1,475,979
Common Unit [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			2,000,000
Common Unit 1 [Member] | G R Unlimited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			727,250